42) Other information (Details 1) - Bac Florida Bank [Member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Statement Line Items [Line Items]
Payment to BAC Florida	R$ 3,105,557
Total cost of acquisition	3,105,557
Fair value of net assets acquired (provisional amount)	1,346,061
Goodwill on the acquisition of shares	R$ 1,759,496